Securities	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
SECURITIES

NOTE 3 - SECURITIES

The amortized cost and fair value of securities were as follows:

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$29,289	$42	$(356)	$28,975
States and political subdivisions	52,685	1,750	(103)	54,332
Corporate obligations	6,387	110	(11)	6,486
Mortgage-backed securities-
government sponsored entities	67,032	109	(937)	66,204
Total debt securities	155,393	2,011	(1,407)	155,997
Equity securities-financial services	292	106	-	398
	$155,685	$2,117	$(1,407)	$156,395

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for Sale:
U.S. Government agencies	$34,471	$-	$(1,058)	$33,413
States and political subdivisions	60,174	650	(1,794)	59,030
Corporate obligations	3,667	84	(40)	3,711
Mortgage-backed securities-government
sponsored entities	63,467	81	(1,898)	61,650
Total debt securities	161,779	815	(4,790)	157,804
Equity securities-financial services	293	50	(15)	328
	$162,072	$865	$(4,805)	$158,132
Held to Maturity:
States and political subdivisions	$174	$3	$-	$177

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$4,965	$(17)	$15,051	$(339)	$20,016	$(356)
States and political subdivisions	3,195	(20)	4,633	(83)	7,828	(103)
Corporate obligations	-	-	1,144	(11)	1,144	(11)
Mortgage-backed securities-government sponsored entities	22,090	(189)	26,050	(748)	48,140	(937)

	$30,250	$(226)	$46,878	$(1,181)	$77,128	$(1,407)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$32,481	$(990)	$932	$(68)	$33,413	$(1,058)
States and political subdivisions	26,281	(1,415)	4,228	(379)	30,509	(1,794)
Corporate obligations	1,145	(40)	-	-	1,145	(40)
Mortgage-backed securities-government sponsored entities	47,014	(1,524)	7,478	(374)	54,492	(1,898)
Equity securities-financial services	170	(15)	-	-	170	(15)
	$107,091	$(3,984)	$12,638	$(821)	$119,729	$(4,805)

The Company has 25 debt securities in the less than twelve month category and 51 debt securities in the twelve months or more category as of December 31, 2014.  In management’s opinion, the unrealized losses on securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2014.  Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of debt securities as of December 31, 2014 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$1,249	$1,275
Due after one year through five years	20,595	20,537
Due after five years through ten years	23,277	23,161
Due after ten years	43,240	44,820
	88,361	89,793

Mortgage-backed securities - government sponsored entities	67,032	66,204
	$155,393	$155,997

Gross realized gains and gross realized losses on sales of securities available for sale were $1,199,000 and $29,000, respectively, in 2014, compared to $908,000 and $27,000, respectively, in 2013, and $1,419,000 and $0, respectively, in 2012. The proceeds from the sales of securities totaled $66,263,000,  $42,348,000 and $40,914,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

Securities with a carrying value of $102,994,000 and $94,352,000 at December 31, 2014 and 2013, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law.